[LETTERHEAD OF
DAVIS MALM &
D'AGOSTINE P.C.
ATTORNEYS AT LAW]

December 22, 2006

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:
Harbor Acquisition Corporation
Exchange Act File No. 001-32688
Preliminary Proxy Statement

Ladies and Gentlemen:

        On behalf of Harbor Acquisition Corporation ("Harbor"), there are herewith transmitted electronically for filing a preliminary proxy statement (the "Preliminary Proxy Statement") and the proposed text of the proxy card. The Preliminary Proxy Statement relates to a special meeting of stockholders (the "Special Meeting") to be held as soon as practicable in order to provide an opportunity for Harbor's stockholders to vote on the proposed acquisition by Harbor of Elmet Technologies, Inc. ("Elmet"). Subject to approval by the Harbor stockholders, Harbor proposes to acquire Elmet in accordance with the Stock Purchase Agreement dated October 17, 2006 among Elmet, the stockholders of Elmet, and Harbor. Harbor's board of directors will establish the date of the Special Meeting, the record date for the Special Meeting, and the proposed mailing date of the proxy materials in the future.

        Harbor is a "special purpose acquisition company" which completed on May 1, 2006 a public offering of its units, each consisting of one share of common stock and two common stock purchase warrants. Since the effective date of Harbor's registration statements on Form S-1 (File Nos. 333-126300 and 333-133589), Harbor has filed reports under the Securities Exchange Act, as amended (File No. 001-32688) and Harbor's securities have traded on the American Stock Exchange.

        On August 28, 2006, Todd A. Fitzpatrick, Harbor's Chief Accounting Officer, filed with the Commission a letter addressed to Sondra L. Stokes, Associate Chief Accountant, and Michael E. Kearney requesting relief from the Commission's staff in order to permit Harbor to file the Preliminary Proxy Statement containing audited financials statements of Elmet, which is a privately held company with which Harbor was then in the process of negotiating a potential acquisition, for the two years ended December 31, 2005 and for the nine months ended September 30, 2006. That relief was provided in a letter to Mr. Fitzpatrick dated September 11, 2006 from Associate Chief Accountant Stokes. Accordingly, the Preliminary Proxy Statements contains Elmet's audited financial statements for the two years ended December 31, 2005 and for the nine months ended October 1, 2006 (since October 1, rather than September 30, was the last day of Elmet's third fiscal quarter in 2006).

        Please provide any comments or questions with respect to this filing to either Andrew D. Myers or the undersigned. Our telephone number at Davis, Malm & D'Agostine, P.C., is (617) 367-2500. Mr. Myers' direct fax number is (617) 305-3102 and mine is (617-305-3160).

                        Very truly yours,
                        /s/ John D. Chambliss
                        John D. Chambliss

cc:
Robert J. Hanks, Chief Executive Officer
Todd A. Fitzpatrick, Chief Accounting Officer
Andrew D. Myers, Esq.

direct 617-589-3860 direct fax 617-305-3160
 email jchambliss@davismalm.com